T:\flh\VCA-2\24F-2 1998vca2

            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name  and  address of issuer:  The Prudential  Variable
          Contract Account-2, 100 Mulberry Street, Gateway Center
          Three, Newark, NJ 07102-4077.

     2.      Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes):
                                                       []

     3.   Investment Company Act File Number: 811-1612.
          Securities Act File Number:  2-28316.

     4(a).Last day of fiscal year for which this notice is filed:
          December 31, 1998.

      (b).[  ]  Check box if this Form is being filed late  (i.e.
          more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
             reliance on rule 24(f):               $25,857,801

        (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year
             (if applicable):                      $(85,141,729)

        iii) Aggregate price of securities redeemed or
             repurchased during any prior fiscal
             year ending no earlier than December
             11,1995 that were not previously used
             to reduce registration fees payable to
             the Commission.                       $(66,300,747)

        (iv)      Total available redemption credits
                    [add     items     5(ii)     and     5(iii)].
        $(151,442,476)

         (v)  Net sales - If item 5(i)is greater
             than Item 5 (iv) [subtract item 5(iv)
             from item 5(i).                     $
        (vi)      Redemption credits available for use
                in future years.
                -if item 5(i)is less than item 5(iv)
                   [subtract    item   5(i)from   item    (5(iv)]
        $(125,584,675)

       (vii) Multiplier for determining registration
             fee. (See instruction C.9):        X   .000278

      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
            no fee is due.                         =$-0-

      6.   Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before December 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____0_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _0__ .

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D): +$-0-

      8.   Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
         line 7]:                                       =$-0-
      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

                     [ ]  Wire Transfer
                     [ ]  Mail or other means




                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Caren Cunningham
                              Caren Cunningham
                              Secretary


     Date: March 22, 1999

                THE PRUDENTIAL SERIES FUND, INC.
                       100 Mulberry Street
                     Gateway Three-9th Floor
                        Newark, NJ  07102





                                        March 22, 1999



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     Re:  The Prudential Variable Contract Account-2
          Registration No. 2-28316


Ladies and Gentlemen:

     Enclosed please find Form 24F-2 for the above referenced
Fund, for the fiscal period ended December 31, 1998. The enclosed is being filed electronically via the EDGAR System.



                                        Yours truly,

                                        /s/ Caren Cunningham____
                                        Caren Cunningham
                                        Secretary


Enclosure